Accounts Receivable	6 Months Ended
Jun. 30, 2026
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

6. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for credit losses consisted of the following:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Accounts receivable	31,621	51,147	7,538
Allowance for credit losses	(4,420)	(4,170)	(614)
	27,201	46,977	6,924

As of December 31, 2025 and June 30, 2026, all accounts receivable were due from third party customers. Except for a balance of RMB 4,320 which was aged between one and two years as of June 30, 2026, the age of the remaining receivables as of December 31, 2025 and June 30, 2026 was less than one year. The Company has recorded an allowance for credit losses of RMB 4,170 against this aged receivable balance, reflecting the subsequent recovery of RMB 150 after the balance sheet date.

An analysis of the allowance for credit losses was as follows:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Balance at beginning of the year	—	4,420	651
Additional provision charged to expense	4,420	(250)	(37)
Balance at the end of the year	4,420	4,170	614